STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Mar. 31, 2021
Domestic Tax Authority [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net operating loss carry-forwards				$ 13,954,000
Research and development tax credit carryforwards				535,000
State and Local Jurisdiction [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net operating loss carry-forwards				14,019,000
Research and development tax credit carryforwards				$ 141,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues	243,299	20,000	320,796	320,796